Acquired Intangibles and Goodwill Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Jun. 19, 2013
Goodwill
Goodwill	$ 196	$ 41
Goodwill, impairment loss	0	0	$ 0
Refining
Goodwill
Goodwill	31	31
Marketing
Goodwill
Goodwill	1	1
Rockies Natural Gas Business
Goodwill
Goodwill	155			$ 159
Northwest Products System
Goodwill
Goodwill	$ 9	$ 9			$ 9